Impairment losses and goodwill - Key assumptions used to determine recoverable amounts - Tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Applicable tax rate	25.83%
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate	25.83%	28.41%	32.02%